Financial Instruments and Fair Value Measurements - Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	$ 3.5	$ 0.7	$ (2.5)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	4.5	(5.3)	(7.6)
Interest rate swap arrangements | Interest expense [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	0	0	0
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	0	(1.8)	(3.4)
Foreign currency forward contracts [Member] | Interest expense [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	0	0	0
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(1.0)	(1.4)	(1.6)
Foreign currency forward contracts [Member] | Cost of Sales [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	3.5	0.7	(2.5)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	$ 5.5	$ (2.1)	$ (2.6)